Supplemental Information with Respect to Cash Flows	12 Months Ended
Dec. 31, 2020
Disclosure of cash flow statement [text block] [Abstract]
SUPPLEMENTAL INFORMATION WITH RESPECT TO CASH FLOWS
29.	SUPPLEMENTAL INFORMATION WITH RESPECT TO CASH FLOWS

During the year ended December 31, 2020, the Company paid $872,505 (December 31, 2019 - $627,557) in interest and $Nil (December 31 - $Nil) in income taxes.

During the year ended December 31, 2020 the Company incurred the following non-cash investing or financing activities:

(a)	Reclassified $40,980 from convertible debenture to share capital as the result of a conversion of $57,692 of debentures into 1,149 shares.

(b)	Recognized $912,916 (2019-$329,706) of accretion of the convertible debentures, classified $56,471 of long-term debt, $127,776 of lease obligations and $6,160,769 of convertible debentures all as current liabilities.

(c)	Issued shares with a value of $710,970 and accrued share to be issued of $560,000 in exchange for services.

(d)	Recognized $306,086 in right of use assets and lease liabilities.